STOCKHOLDERS' DEFICIT - Warrants activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding at ending	77,494
ConnectM Before Business Combination
Outstanding at beginning	23,332
Outstanding at ending	23,332	23,332
Weighted average Exercise Price, Beginning	$ 12
Weighted average Exercise Price, Ending	$ 12	$ 12
Weighted Average Remaining Contractual Life	8 years 1 month 24 days	9 years 1 month 24 days